FINANCIAL RISK MANAGEMENT - Schedule of Average Probability of Default Grade (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Cash and balances at central banks	£ 76,420	£ 73,257	£ 55,130
UK mortgages | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.17%	0.47%
UK mortgages | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	12.44%	15.02%
Retail - credit cards | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	1.58%	2.61%
Retail - credit cards | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	17.82%	21.53%
Retail - loans and overdrafts | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	2.42%	3.75%
Retail - loans and overdrafts | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	23.57%	32.31%
Retail - UK Motor Finance | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.81%	0.69%
Retail - UK Motor Finance | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	12.00%	15.91%
Commercial Banking | Stage 1
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	0.56%	1.05%
Commercial Banking | Stage 2
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	17.09%	13.92%